Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Goodwill
The following table presents goodwill for the years ended December 31
, 2021
and 2020
:

	2021	2020
Cost:
Balance at January 1,	5,976	5,853
Acquisitions	-	133
Disposals of businesses	(16)	-
Translation and other, net	(20)	(10)
Carrying amount at December 31:	5,940	5,976

Summary of Carrying Amount of Goodwill by Cash Generating Unit	The following table shows the carrying amount of goodwill that was tested for impairment by CGU:

Cash-Generating Unit	2021
Legal Professionals	3,364
Corporates	1,306
Tax & Accounting Professionals	877
Reuters News	138
Global Print	250

Impairment Test of Goodwill- Key Assumptions
The key assumptions used in performing the impairment test, by CGU, are presented below:

Cash-Generating Unit	Perpetual Growth Rate (1)		Discount Rate	Tax Rate
Legal Professionals	2.5%		7.0%	25.6%
Corporates	2.5%		8.0%	25.9%
Tax & Accounting Professionals	3.0%		8.5%	26.8%
Reuters News	2.5%		9.0%	20.8%
Global Print	(4.4%	)	9.0%	25.8%
(1)  The perpetual growth rate is applied to the final year of cash flow projections.